UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Dialectic Capital Management, LLC

Address:  153 East 53rd Street, 29th Floor
          New York, New York 10022

13F File Number: 028-12647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Fichthorn
Title:  Managing Member
Phone:  212-230-3220


Signature, Place and Date of Signing:


/s/John Fichthorn                   New York, New York           May 13,2008
----------------------              ------------------     --------------------
     [Signature]                      [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  101

Form 13F Information Table Value Total:  $210,685
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13 F file Number                                     Name


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                              VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP        (X$1000) PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
AARON RENTS INC                       COM        002535201      338       15,703  SH           SOLE     NONE     15,703    0     0
ADOBE SYS INC                         COM        00724F101      356       10,000  SH           SOLE     NONE     10,000    0     0
ALTRIA GROUP INC                      COM        02209S103    1,570       70,711  SH           SOLE     NONE     70,711    0     0
AMERICAN CAPITAL STRATEGIES           COM        024937104    1,025       30,000  SH  PUT      SOLE     NONE        300    0     0
AMERISTAR CASINOS INC                 COM        03070Q101      228       12,500  SH           SOLE     NONE     12,500    0     0
ANHEUSER BUSCH COS INC                COM        035229103    6,406      135,000  SH           SOLE     NONE    135,000    0     0
ANSYS INC                             COM        03662Q105      604       17,500  SH           SOLE     NONE     17,500    0     0
ATMEL CORP                            COM        049513104      696      200,000  SH           SOLE     NONE    200,000    0     0
BEAR STEARNS COS INC                  COM        073902108    2,203      210,000  SH  PUT      SOLE     NONE      2,100    0     0
BLACKBOARD INC                        COM        091935502    1,000       30,000  SH           SOLE     NONE     30,000    0     0
BLUE COAT SYSTEMS INC               COM NEW      09534T508      276       12,500  SH           SOLE     NONE     12,500    0     0
CB RICHARD ELLIS GROUP INC           CL A        12497T101      216       10,000  SH           SOLE     NONE     10,000    0     0
CALIFORNIA MICRO DEVICES COR          COM        130439102    4,098    1,393,726  SH           SOLE     NONE  1,393,726    0     0
CALLIDUS SOFTWARE INC                 COM        13123E500    3,232      672,000  SH           SOLE     NONE    672,000    0     0
CHEESECAKE FACTORY INC                COM        163072101    1,797       82,481  SH           SOLE     NONE     82,481    0     0
CHINA FIRE & SEC GROUP INC            COM        16938R103      363       51,750  SH           SOLE     NONE     51,750    0     0
CHINA SEC & SURVE TECH INC            COM        16942J105      383       21,563  SH           SOLE     NONE     21,563    0     0
CITRIX SYS INC                        COM        177376100      983       33,500  SH           SOLE     NONE     33,500    0     0
CLEARWIRE CORP                       CL A        185385309    1,227       82,820  SH           SOLE     NONE     82,820    0     0
COACH INC                             COM        189754104    1,945       64,500  SH           SOLE     NONE     64,500    0     0
COMCAST CORP NEW                   CL A SPL      20030N200    4,723      248,964  SH           SOLE     NONE    248,964    0     0
CORN PRODS INTL INC                   COM        219023108    5,819      156,674  SH           SOLE     NONE    156,674    0     0
CREE INC                              COM        225447101    2,870      102,647  SH           SOLE     NONE    102,647    0     0
CYPRESS SEMICONDUCTOR CORP            COM        232806109      649       27,500  SH           SOLE     NONE     27,500    0     0
E M C CORP MASS                       COM        268648102    1,040       72,500  SH           SOLE     NONE     72,500    0     0
EPIQ SYS INC                          COM        26882D109    1,481       95,395  SH           SOLE     NONE     95,395    0     0
EAGLE TEST SYS INC                    COM        270006109      210       20,000  SH           SOLE     NONE     20,000    0     0
ELECTRONIC ARTS INC                   COM        285512109    4,937       98,903  SH           SOLE     NONE     98,903    0     0
EMCORE CORP                           COM        290846104      683      118,619  SH           SOLE     NONE    118,619    0     0
ENERGY CONVERSION DEVICES IN          COM        292659109      299       10,000  SH           SOLE     NONE     10,000    0     0
FORTUNE BRANDS INC                    COM        349631101    2,323       33,427  SH           SOLE     NONE     33,427    0     0
FULL HOUSE RESORTS INC                COM        359678109      932      582,272  SH           SOLE     NONE    582,272    0     0
GSE SYS INC                           COM        36227K106    1,711      211,749  SH           SOLE     NONE    211,749    0     0
GENERAL MLS INC                       COM        370334104    7,260      121,250  SH           SOLE     NONE    121,250    0     0
GLOBALSTAR INC                        COM        378973408      656       90,000  SH  PUT      SOLE     NONE        900    0     0
GRANAHAN MCCOURT ACQ CORP             COM        385034103    1,340      169,236  SH           SOLE     NONE    169,236    0     0
GULFMARK OFFSHORE INC                 COM        402629109    9,514      173,869  SH           SOLE     NONE    173,869    0     0
GULFPORT ENERGY CORP                COM NEW      402635304      106       10,000  SH           SOLE     NONE     10,000    0     0
HIMAX TECHNOLOGIES INC           SPONSORED ADR   43289P106      513      105,764  SH           SOLE     NONE    105,764    0     0
HOKU SCIENTIFIC INC                   COM        434712105      406       49,968  SH           SOLE     NONE     49,968    0     0
HUTCHISON TELECOMM INTL LTD      SPONSORED ADR   44841T107      897       41,717  SH           SOLE     NONE     41,717    0     0
IKANOS COMMUNICATIONS                 COM        45173E105   12,090    2,645,623  SH           SOLE     NONE  2,645,623    0     0
INFORMATICA CORP                      COM        45666Q102      512       30,000  SH           SOLE     NONE     30,000    0     0
INNERWORKINGS INC                     COM        45773Y105      222       15,815  SH           SOLE     NONE     15,815    0     0
INTEGRATED DEVICE TECHNOLOGY          COM        458118106      357       40,000  SH           SOLE     NONE     40,000    0     0
INTEL CORP                            COM        458140100    2,882      136,066  SH           SOLE     NONE    136,066    0     0
INTEROIL CORP                         COM        460951106      206       12,500  SH  PUT      SOLE     NONE        125    0     0
INTERVOICE INC NEW                    COM        461142101    4,732      594,531  SH           SOLE     NONE    594,531    0     0
ISHARES TR                       RUSSELL 2000    464287655    1,707       25,000  SH  PUT      SOLE     NONE        250    0     0
JACK IN THE BOX INC                   COM        466367109    1,800       67,000  SH           SOLE     NONE     67,000    0     0
KAYDON CORP                           COM        486587108    2,800       63,765  SH           SOLE     NONE     63,765    0     0
KELLOGG CO                            COM        487836108    6,772      128,846  SH           SOLE     NONE    128,846    0     0
KNOLL INC                           COM NEW      498904200    1,590      137,750  SH           SOLE     NONE    137,750    0     0
LEADIS TECHNOLOGY INC                 COM        52171N103    5,180    2,683,921  SH           SOLE     NONE  2,683,921    0     0
LINEAR TECHNOLOGY CORP                COM        535678106    3,199      104,250  SH           SOLE     NONE    104,250    0     0
LONGS DRUG STORES CORP                COM        543162101      531       12,500  SH           SOLE     NONE     12,500    0     0
LONGTOP FINL TECHNOLOGIES LT          ADR        54318P108      378       20,000  SH           SOLE     NONE     20,000    0     0
MARRIOTT INTL INC NEW                CL A        571903202      410       11,919  SH           SOLE     NONE     11,919    0     0
MEADWESTVACO CORP                     COM        583334107    2,205       80,990  SH           SOLE     NONE     80,990    0     0
MEDIS TECHNOLOGIES LTD                COM        58500P107    1,171      129,100  SH  PUT      SOLE     NONE      1,291    0     0
MELCO PBL ENTMNT LTD                  ADR        585464100    2,326      204,361  SH           SOLE     NONE    204,361    0     0
MICROSOFT CORP                        COM        594918104    2,341       82,500  SH           SOLE     NONE     82,500    0     0
NEWS CORP                            CL A        65248E104    4,086      217,909  SH           SOLE     NONE    217,909    0     0
ON SEMICONDUCTOR CORP                 COM        682189105    1,193      210,000  SH           SOLE     NONE    210,000    0     0
ORACLE CORP                           COM        68389X105      587       30,000  SH           SOLE     NONE     30,000    0     0
PMC-SIERRA INC                        COM        69344F106    1,954      342,763  SH           SOLE     NONE    342,763    0     0
PATRIOT TRANSN HLDG INC               COM        70337B102      402        5,126  SH           SOLE     NONE      5,126    0     0
PERVASIVE SOFTWARE INC                COM        715710109    2,403      616,076  SH           SOLE     NONE    616,076    0     0
PRAXAIR INC                           COM        74005P104      842       10,000  SH           SOLE     NONE     10,000    0     0
PROGRESS SOFTWARE CORP                COM        743312100      748       25,000  SH           SOLE     NONE     25,000    0     0
PROSHARES TR                    ULTR SHRT MSCI   74347R354      852       10,350  SH           SOLE     NONE     10,350    0     0
PROSHARES TR                    ULTRASHRT FINL   74347R628      588        5,000  SH           SOLE     NONE      5,000    0     0
QUEST SOFTWARE INC                    COM        74834T103      395       30,200  SH           SOLE     NONE     30,200    0     0
RPM INTL INC                          COM        749685103      249       11,870  SH           SOLE     NONE     11,870    0     0
RASER TECHNOLOGIES INC                COM        754055101    1,079      127,059  SH           SOLE     NONE    127,059    0     0
REGAL ENTMT GROUP                    CL A        758766109    6,631      343,777  SH           SOLE     NONE    343,777    0     0
REPUBLIC AWYS HLDGS INC               COM        760276105    4,765      220,000  SH           SOLE     NONE    220,000    0     0
RIVERBED TECHNOLOGY INC               COM        768573107      483       32,500  SH           SOLE     NONE     32,500    0     0
SPSS INC                              COM        78462K102    1,551       40,000  SH           SOLE     NONE     40,000    0     0
SRS LABS INC                          COM        78464M106    5,083      955,483  SH           SOLE     NONE    955,483    0     0
SAFEWAY INC                         COM NEW      786514208    8,010      272,908  SH           SOLE     NONE    272,908    0     0
SAKS INC                              COM        79377W108      390       31,251  SH           SOLE     NONE     31,251    0     0
SAVVIS INC                          COM NEW      805423308      407       25,000  SH           SOLE     NONE     25,000    0     0
SCIENTIFIC GAMES CORP                CL A        80874P109    4,416      209,201  SH           SOLE     NONE    209,201    0     0
SHORETEL INC                          COM        825211105    2,038      398,045  SH           SOLE     NONE    398,045    0     0
SMITH & WESSON HLDG CORP              COM        831756101    1,015      202,114  SH           SOLE     NONE    202,114    0     0
SMITHFIELD FOODS INC                  COM        832248108    3,496      135,709  SH           SOLE     NONE    135,709    0     0
SMUCKER J M CO                      COM NEW      832696405    1,846       36,467  SH           SOLE     NONE     36,467    0     0
STANLEY WKS                           COM        854616109    4,803      100,857  SH           SOLE     NONE    100,857    0     0
STURM RUGER & CO INC                  COM        864159108      816       99,068  SH           SOLE     NONE     99,068    0     0
SUN MICROSYSTEMS INC                COM NEW      866810203      544       35,000  SH           SOLE     NONE     35,000    0     0
SYBASE INC                            COM        871130100    1,578       60,000  SH           SOLE     NONE     60,000    0     0
THQ INC                             COM NEW      872443403    5,361      245,896  SH           SOLE     NONE    245,896    0     0
TRIDENT MICROSYSTEMS INC              COM        895919108    1,322      256,728  SH           SOLE     NONE    256,728    0     0
US BANCORP DEL                      COM NEW      902973304    1,456       45,000  SH           SOLE     NONE     45,000    0     0
USANA HEALTH SCIENCES INC             COM        90328M107    1,674       75,980  SH           SOLE     NONE     75,980    0     0
VULCAN MATLS CO                       COM        929160109    4,439       66,854  SH           SOLE     NONE     66,854    0     0
ASSURED GUARANTY LTD                  COM        G0585R106      831       35,000  SH           SOLE     NONE     35,000    0     0
CHINA NATURAL RESOURCES INC           COM        G2110U109      327       18,470  SH           SOLE     NONE     18,470    0     0
BLUEPHOENIX SOLUTIONS LTD             SHS        M20157109      752       90,000  SH           SOLE     NONE     90,000    0     0
TTI TEAM TELECOM INTL LTD             ORD        M88258104      547      287,635  SH           SOLE     NONE    287,635    0     0
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